Borrowings	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Borrowings

32 Borrowings

		March 31,
	Term	2020	2021
Current
Vehicle loan	Less than 1 year	7,187	3,754
Bank overdraft / Factoring	Less than 1 year	971,044	124,124
Total		978,231	127,878

Non-Current
Vehicle loan	More than 1 year	7,226	3,177
Total		7,226	3,177

				Carrying amount
	Currency	Interest Rate	Year of Maturity	March 31,
				2020	2021
Bank overdraft	INR	Floating rate*	On demand	719,141	-
Vehicle loan	INR	8.0%to 9.5%	2021-2024	14,413	6,931
Factoring	INR	Floating rate**	On demand	251,903	124,124
				9,85,457	131,055

*	6M MCLR + spread

**	3M MCLR + 2% spread

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)

Bank overdrafts

The overdraft facility of INR 450 (March 31, 2020: INR 800,000) is taken from ICICI bank by the Group. The facility is secured by the fixed deposits and first pari passu charges by way of hypothecation of all fixed assets and current assets, both existing and future, including intellectual property and intellectual property rights.

Factoring

This facility of INR 600,000 (March 31, 2020: INR 500,000) is taken from ICICI bank by the Group. The facility is secured by the fixed deposits and first pari passu charges by way of hypothecation of all fixed assets and current assets (excluding one customer account), both existing and future, including intellectual property and intellectual property rights. As on March 31, 2021, the Company has utilised INR 72,600 (March 31, 2020: INR 80,000) out of the above facility for issuance of bank guarantees for “International Air Transport Association”

Vehicle loan

This includes the vehicles taken on loan by the company. Refer to Note 19.